Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
November 30, 2025
FCV-NPRT1-0126
1.924095.114
Asset-Backed Securities - 17.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.4%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	3,204,552	3,210,499
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	18,055,000	18,072,318
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	22,315,000	22,322,152
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	15,100,000	15,158,775
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	19,898,059	19,941,019
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	19,708,058	19,754,651
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	4,961,897	4,970,551
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	6,239,786	6,247,919
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	23,290,000	23,317,962
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.722% 5/17/2027 (c)(d)	797,634	797,766
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	4,944,742	4,955,829
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	4,652,439	4,659,528
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	8,841,822	8,861,453
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	9,207,246	9,230,231
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	20,130,000	20,188,272
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	18,190,000	18,199,199
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	202,405	202,861
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	14,472,146	14,498,946
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	2,382,496	2,384,166
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	2,655,268	2,657,631
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	17,195,000	17,186,390
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	13,157,214	13,275,300
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	726,859	727,788
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	2,693,111	2,697,249
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	2,455,000	2,462,145
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	4,009,371	4,017,514
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	5,233,702	5,249,562
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	12,180,000	12,241,899
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	2,604,545	2,616,611
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	23,800,000	24,010,521
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	6,875,765	6,891,133
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	20,871,000	20,956,625
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	13,182,874	13,227,481
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	22,640,000	22,743,936
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	1,106,111	1,110,708
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	11,482,828	11,497,132
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	15,805,000	15,819,051
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	512,490	513,865
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	10,180,000	10,212,708
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	10,467,823	10,490,702
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	21,088,000	20,868,438
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	6,163,007	6,175,236
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	17,900,873	17,941,174
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	8,760,000	8,782,018
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	2,624,765	2,629,285
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	12,883,039	12,941,066
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	27,311,475	27,371,465
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	5,363,832	5,369,352
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	16,827,461	16,857,468
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	19,652,000	19,691,312
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	22,870,000	23,016,375
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	23,000,000	23,319,544
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	15,700,000	15,806,196
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.742% 3/15/2029 (b)(c)(d)	13,010,000	13,034,693
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	18,276,367	18,325,744
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	7,404,421	7,420,926
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	20,302,000	20,502,212
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	17,984,000	18,011,174
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	1,752,310	1,759,898
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	15,198,042	15,226,690
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	461,469	461,834
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	373,156	373,412
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	5,495,651	5,503,012
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	103,117	103,181
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	16,139,580	16,185,318
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	10,930,000	10,968,152
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	813,029	813,509
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	6,446,107	6,455,784
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	11,870,000	11,899,495
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	1,341,584	1,342,167
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.572% 8/16/2027 (c)(d)	5,938,686	5,940,745
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	9,175,000	9,217,496
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	17,442,244	17,500,295
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	8,705,000	8,757,247
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	1,045,393	1,047,099
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	5,916,527	5,926,051
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	3,763,610	3,769,906
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	13,710,000	13,783,194
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	3,767,698	3,779,689
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.812% 2/15/2028 (b)(c)(d)	25,000,000	25,004,383
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	2,764,074	2,765,151
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	10,071,226	10,097,732
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	12,140,028	12,163,294
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	4,461,945	4,486,427
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	10,646,057	10,668,718
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	22,088,256	22,085,025
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	7,705,783	7,715,775
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	1,897,164	1,898,992
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	11,789,870	11,806,706
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	20,090,000	20,100,714
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	22,760,000	22,827,681
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	4,496,603	4,506,121
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	1,866,453	1,867,866
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	17,175,000	17,201,910
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	2,350,000	2,332,809
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	964,454	963,932
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	4,523,854	4,532,771
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.492% 3/15/2027 (c)(d)	792,165	792,220
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	23,708,744	23,753,359
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	7,905,996	7,928,108
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	23,300,000	23,303,132
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	17,114,828	17,153,298
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.692% 3/20/2030 (c)(d)	22,325,000	22,373,193
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	2,211,765	2,214,996
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	19,765,000	19,766,010
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	8,933,757	8,954,531
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	5,209,459	5,217,327
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	19,625,000	19,638,763
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	22,483,194	22,516,311
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	22,700,000	22,742,896
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	123,710	123,785
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	9,188,434	9,201,563
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.572% 2/16/2027 (c)	642,147	642,241
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	1,716,032	1,717,761
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	17,195,000	17,202,717
TOTAL UNITED STATES		1,244,726,118
TOTAL ASSET-BACKED SECURITIES (Cost $1,242,227,859)		1,244,726,118

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.3%
PNC Bank NA 4.775% 1/15/2027 (c)	9,246,000	9,250,992
Truist Bank 4.671% 5/20/2027 (c)	10,496,000	10,518,927

TOTAL BANK NOTES (Cost $19,755,692)		19,769,919

Non-Convertible Corporate Bonds - 39.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.47% 11/27/2026 (b)(c)(d)	25,000,000	25,052,737
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	3,500,000	3,463,651
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.8645% 10/1/2026 (b)(c)(d)	20,998,000	21,018,967
		24,482,618
TOTAL AUSTRALIA		49,535,355
CANADA - 4.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	9,000,000	8,962,035
Enbridge Inc 4.25% 12/1/2026	12,300,000	12,320,290
		21,282,325
Financials - 4.4%
Banks - 4.4%
Bank of Montreal 0.949% 1/22/2027 (c)	13,000,000	12,937,516
Bank of Montreal 4.567% 9/10/2027 (c)	23,970,000	24,054,754
Bank of Montreal 4.8743% 9/22/2028 (c)	23,500,000	23,502,796
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.0457% 9/10/2027 (c)(d)	18,700,000	18,754,654
Bank of Nova Scotia/The 2.7% 8/3/2026	21,520,000	21,336,510
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	23,300,000	23,316,113
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.9798% 9/8/2028 (c)(d)	30,575,000	30,611,739
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.6817% 1/27/2027 (b)(c)(d)	20,700,000	20,748,111
National Bank of Canada 4.95% 2/1/2028 (c)	23,312,000	23,547,348
Royal Bank of Canada 5.069% 7/23/2027 (c)	25,000,000	25,160,259
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (c)(d)	19,000,000	19,050,312
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.9396% 3/27/2028 (c)(d)	20,700,000	20,776,261
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	23,290,000	23,312,067
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.7584% 12/17/2026 (c)(d)	25,000,000	25,082,699
		312,191,139
TOTAL CANADA		333,473,464
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.8376% 3/17/2028 (b)(c)(d)	20,345,000	20,425,159
FRANCE - 0.7%
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	8,083,000	7,935,298
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	14,360,000	14,289,309
Credit Agricole SA 5.589% 7/5/2026 (b)	27,900,000	28,158,710

TOTAL FRANCE		50,383,317
GERMANY - 2.5%
Consumer Discretionary - 1.5%
Automobiles - 1.5%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.7562% 8/13/2026 (b)(c)(d)	18,400,000	18,453,354
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.6899% 7/31/2026 (b)(c)(d)	18,600,000	18,628,223
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.8945% 4/1/2027 (b)(c)(d)	28,250,000	28,353,313
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.9543% 3/20/2026 (b)(c)(d)	27,150,000	27,185,045
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.0162% 8/14/2026 (b)(c)(d)	17,849,000	17,902,314
		110,522,249
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	23,600,000	23,166,509
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	24,000,000	23,547,770
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	21,000,000	21,360,879
		68,075,158
TOTAL GERMANY		178,597,407
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	18,727,000	18,397,360
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	15,185,000	14,956,453
TOTAL IRELAND		33,353,813
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	18,000,000	17,722,935
JAPAN - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,033,000	1,040,789
Financials - 0.8%
Banks - 0.8%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	13,100,000	12,920,392
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	26,000,000	25,468,085
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	17,700,000	17,545,842
		55,934,319
TOTAL JAPAN		56,975,108
NETHERLANDS - 1.4%
Financials - 1.0%
Banks - 1.0%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.9126% 9/18/2027 (b)(c)(d)	19,000,000	19,178,629
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	15,000,000	15,051,133
ING Groep NV 1.726% 4/1/2027 (c)	21,617,000	21,440,238
ING Groep NV 6.083% 9/11/2027 (c)	14,800,000	15,011,039
		70,681,039
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	13,300,000	13,279,593
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,389,000	15,396,190
		28,675,783
TOTAL NETHERLANDS		99,356,822
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	21,000,000	21,338,107
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.364% 1/30/2027 (b)(c)	14,695,000	14,623,485
UBS Group AG 1.494% 8/10/2027 (b)(c)	22,000,000	21,589,476
UBS Group AG 4.703% 8/5/2027 (b)(c)	12,300,000	12,338,994

TOTAL SWITZERLAND		48,551,955
UNITED KINGDOM - 2.5%
Financials - 2.2%
Banks - 2.2%
Barclays PLC 4.337% 1/10/2028	19,500,000	19,537,147
Barclays PLC 4.375% 1/12/2026	18,500,000	18,500,597
Barclays PLC 5.829% 5/9/2027 (c)	18,000,000	18,122,546
HSBC Holdings PLC 5.887% 8/14/2027 (c)	18,500,000	18,716,524
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	23,000,000	22,737,470
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.5595% 8/7/2027 (c)(d)	8,500,000	8,563,149
NatWest Group PLC 1.642% 6/14/2027 (c)	18,600,000	18,346,861
NatWest Group PLC 5.583% 3/1/2028 (c)	6,400,000	6,512,043
NatWest Group PLC 5.847% 3/2/2027 (c)	27,000,000	27,102,439
		158,138,776
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.6586% 3/12/2027 (c)(d)	22,946,000	23,028,009
TOTAL UNITED KINGDOM		181,166,785
UNITED STATES - 24.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 1.5% 2/15/2026	6,500,000	6,464,057
T-Mobile USA Inc 2.625% 4/15/2026	10,000,000	9,948,371
		16,412,428
Consumer Discretionary - 2.3%
Automobiles - 1.9%
American Honda Finance Corp 4.95% 1/9/2026	14,550,000	14,558,624
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.5031% 5/11/2026 (c)(d)	4,900,000	4,905,147
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6028% 5/20/2026 (c)(d)	22,500,000	22,531,779
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6202% 11/19/2027 (c)(d)	31,400,000	31,388,194
General Motors Financial Co Inc 5.25% 3/1/2026	18,400,000	18,408,261
General Motors Financial Co Inc 5.4% 4/6/2026	12,200,000	12,251,101
Hyundai Capital America 5.45% 6/24/2026 (b)	10,930,000	11,002,421
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.2436% 6/23/2027 (b)(c)(d)	18,850,000	18,947,263
		133,992,790
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.4697% 12/24/2025 (c)(d)	14,248,000	14,250,085
Ross Stores Inc 0.875% 4/15/2026	19,065,000	18,824,253
		33,074,338
TOTAL CONSUMER DISCRETIONARY		167,067,128

Consumer Staples - 1.0%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (c)(d)	23,963,000	23,956,796
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (b)	8,647,000	8,705,605
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (c)(d)	19,569,000	19,634,142
		28,339,747
Tobacco - 0.2%
Altria Group Inc 4.4% 2/14/2026	16,566,000	16,563,480
TOTAL CONSUMER STAPLES		68,860,023

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.3452% 2/26/2027 (c)(d)	19,369,000	19,405,401
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	17,000,000	17,006,210
Williams Cos Inc/The 5.4% 3/2/2026	5,201,000	5,219,118
		41,630,729
Financials - 16.9%
Banks - 9.1%
Bank of America Corp 1.658% 3/11/2027 (c)	16,500,000	16,381,383
Bank of America Corp 3.559% 4/23/2027 (c)	21,500,000	21,450,492
Bank of America Corp 3.705% 4/24/2028 (c)	21,850,000	21,737,290
Citibank NA U.S. SOFR Index + 0.708%, 4.6814% 8/6/2026 (c)(d)	18,650,000	18,699,914
Citibank NA U.S. SOFR Index + 0.712%, 4.6603% 11/19/2027 (c)(d)	18,600,000	18,638,163
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	15,830,000	15,907,931
Citigroup Inc 1.122% 1/28/2027 (c)	9,300,000	9,253,501
Citigroup Inc 1.462% 6/9/2027 (c)	9,300,000	9,167,495
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.1182% 5/7/2028 (c)(d)	18,300,000	18,408,384
Fifth Third Bancorp 1.707% 11/1/2027 (c)	15,000,000	14,654,786
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.8173% 4/12/2028 (c)(d)	16,536,000	16,526,500
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	20,500,000	20,392,650
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	18,900,000	18,505,919
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	21,000,000	20,788,323
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	19,250,000	18,989,061
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	16,500,000	16,489,486
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	9,264,000	9,294,394
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.7812% 10/15/2027 (c)(d)	25,000,000	25,050,141
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.1814% 10/30/2026 (c)(d)	16,100,000	16,243,676
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	22,410,000	22,454,098
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	23,700,000	23,719,529
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	20,000,000	20,009,970
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	23,305,000	23,433,605
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	11,600,000	11,843,788
Truist Bank U.S. SOFR Index + 0.77%, 4.8267% 7/24/2028 (c)(d)	24,700,000	24,708,332
Truist Financial Corp 1.267% 3/2/2027 (c)	10,609,000	10,527,438
Truist Financial Corp 6.047% 6/8/2027 (c)	21,000,000	21,190,793
US Bancorp 6.787% 10/26/2027 (c)	16,500,000	16,886,726
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	9,302,000	9,337,642
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.8639% 5/15/2028 (c)(d)	29,000,000	29,114,531
Wells Fargo & Co 3.196% 6/17/2027 (c)	20,500,000	20,398,605
Wells Fargo & Co 3.526% 3/24/2028 (c)	22,810,000	22,644,499
Wells Fargo & Co 4.9% 1/24/2028 (c)	22,600,000	22,793,406
Wells Fargo & Co 5.707% 4/22/2028 (c)	20,300,000	20,732,146
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.8367% 1/24/2028 (c)(d)	20,000,000	20,041,074
		646,415,671
Capital Markets - 5.1%
Athene Global Funding 1.608% 6/29/2026 (b)	13,950,000	13,742,944
Athene Global Funding 4.86% 8/27/2026 (b)	23,600,000	23,701,683
Athene Global Funding 5.684% 2/23/2026 (b)	6,800,000	6,820,919
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.9368% 1/7/2027 (b)(c)(d)	26,000,000	26,064,741
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	25,000,000	25,094,522
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.8565% 6/9/2028 (c)(d)	21,940,000	21,979,915
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.791% 4/20/2027 (c)(d)	28,400,000	28,439,045
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	20,166,000	20,188,183
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	26,150,000	26,130,323
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	25,349,000	25,157,421
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	16,500,000	16,170,557
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	26,000,000	25,489,009
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	15,298,000	15,423,628
Morgan Stanley 1.512% 7/20/2027 (c)	23,800,000	23,404,808
Morgan Stanley 1.593% 5/4/2027 (c)	24,450,000	24,182,917
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.0467% 9/2/2027 (b)(c)(d)	23,000,000	23,090,620
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.4126% 11/25/2026 (c)(d)	11,840,000	11,874,058
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (c)(d)	9,555,000	9,614,241
		366,569,534
Consumer Finance - 0.9%
American Express Co 5.389% 7/28/2027 (c)	3,925,000	3,959,803
American Express Co 5.645% 4/23/2027 (c)	21,550,000	21,683,362
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (c)(d)	18,800,000	18,817,155
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.7203% 8/7/2026 (c)(d)	18,298,000	18,362,970
		62,823,290
Financial Services - 0.6%
Corebridge Global Funding 5.35% 6/24/2026 (b)	16,320,000	16,437,969
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.4207% 9/25/2026 (b)(c)(d)	25,798,000	25,969,259
		42,407,228
Insurance - 1.2%
Brown & Brown Inc 4.6% 12/23/2026	6,977,000	7,009,188
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	12,705,000	12,779,215
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	15,420,000	15,539,788
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 5.0665% 6/9/2027 (b)(c)(d)	17,000,000	17,088,720
Protective Life Global Funding 5.209% 4/14/2026 (b)	13,800,000	13,851,939
Trinity Acq PLC 4.4% 3/15/2026	22,000,000	21,998,956
		88,267,806
TOTAL FINANCIALS		1,206,483,529

Health Care - 0.9%
Biotechnology - 0.3%
Gilead Sciences Inc 3.65% 3/1/2026	20,700,000	20,674,293
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.4313% 2/20/2026 (c)(d)	11,132,000	11,139,974
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.6365% 9/15/2027 (c)(d)	22,526,000	22,651,245
Pfizer Inc U.S. SOFR Index + 0.5%, 4.4277% 11/15/2027 (c)(d)	6,400,000	6,415,840
		40,207,059
TOTAL HEALTH CARE		60,881,352

Industrials - 0.2%
Machinery - 0.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.7793% 10/16/2026 (c)(d)	18,000,000	18,076,811
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.4819% 11/15/2027 (c)(d)	10,353,000	10,369,036
Dell International LLC / EMC Corp 4.9% 10/1/2026	22,090,000	22,208,380
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,220,000	1,227,365
		33,804,781
Software - 0.6%
Oracle Corp 2.65% 7/15/2026	19,000,000	18,824,987
VMware LLC 1.4% 8/15/2026	23,700,000	23,282,910
		42,107,897
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	9,053,000	9,080,727
TOTAL INFORMATION TECHNOLOGY		84,993,405

Real Estate - 0.4%
Office REITs - 0.4%
COPT Defense Properties LP 2.25% 3/15/2026	27,000,000	26,828,838
Utilities - 0.9%
Electric Utilities - 0.6%
DTE Electric Co 4.25% 5/14/2027	3,954,000	3,981,442
Eversource Energy 4.75% 5/15/2026	14,045,000	14,085,228
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	10,348,000	10,457,524
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	12,377,000	12,470,293
		40,994,487
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	22,000,000	21,778,502
TOTAL UTILITIES		62,772,989

TOTAL UNITED STATES		1,754,007,232
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,832,468,293)		2,844,887,459

Certificates of Deposit - 11.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.38% 7/22/2026 (c)(d)	4.38	27,500,000	27,517,454
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.38% 8/13/2026 (c)(d)	4.38	27,500,000	27,511,954
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.4% 12/19/2025 (c)(d)	4.40	27,800,000	27,803,759
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.39% 12/31/2025 (c)(d)	4.39	29,000,000	29,006,006
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.37%, 4.42% 10/23/2026 (c)(d)	4.42	27,000,000	26,990,358
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.34%, 4.39% 10/16/2026 (c)(d)	4.39	27,000,000	26,999,957
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.43% 12/22/2025 (c)(d)	4.43	28,000,000	28,005,684
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.3%, 4.35% 10/13/2026 (c)(d)	4.35	27,000,000	26,998,399
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.31%, 4.36% 11/10/2026 (c)(d)	4.36	27,000,000	26,998,682
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.39% 8/21/2026 (c)(d)	4.39	27,500,000	27,499,868
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.39% 9/8/2026 (c)(d)	4.39	27,000,000	26,999,838
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.4% 9/10/2026 (c)(d)	4.40	27,000,000	26,999,811
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.4% 9/2/2026 (c)(d)	4.47	27,000,000	26,999,927
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.41% 7/23/2026 (c)(d)	4.41	27,500,000	27,499,600
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.43% 1/9/2026 (c)(d)	4.43	13,500,000	13,504,317
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.4% 1/30/2026 (c)(d)	4.40	28,000,000	28,010,900
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.4% 5/4/2026 (c)(d)	4.40	28,500,000	28,515,142
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.45% 5/8/2026 (c)(d)	4.45	24,000,000	24,017,837
Royal Bank of Canada/New York NY yankee U.S. SOFR Index + 0.31%, 4.36% 10/2/2026 (c)(d)	4.36	27,000,000	26,992,380
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.4% 7/24/2026 (c)(d)	4.40	27,500,000	27,499,975
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.4% 8/31/2026 (c)(d)	4.40	27,000,000	26,999,992
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.37%, 4.42% 10/30/2026 (c)(d)	4.42	27,000,000	26,999,997
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.4% 12/3/2025 (c)(d)	4.40	28,000,000	28,000,969
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.27% 12/10/2025 (c)(d)	4.27	28,000,000	28,001,767
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.3%, 4.35% 10/7/2026 (c)(d)	4.35	27,000,000	26,994,168
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.4% 4/8/2026 (c)(d)	4.40	28,500,000	28,521,076
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.45% 4/15/2026 (c)(d)	4.45	15,000,000	15,014,479
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.32%, 4.37% 10/1/2026 (c)(d)	4.37	27,000,000	26,996,396
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.524% 10/2/2026 (c)(d)	4.52	28,500,000	28,518,448
Westpac Banking Corp/NY yankee U.S. SOFR Index + 0.3%, 4.35% 10/19/2026 (c)(d)	4.35	27,000,000	26,995,518
TOTAL CERTIFICATES OF DEPOSIT (Cost $795,300,000)			795,414,658

Commercial Paper - 6.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.45%, 4.59% 4/8/2026 (c)(d)	4.59	28,500,000	28,525,613
DNB Bank ASA yankee 3.85% 4/16/2026	3.93	19,000,000	18,718,823
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.58% 7/7/2026 (c)(d)	4.58	27,500,000	27,499,563
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.6% 4/30/2026 (c)(d)	4.60	25,000,000	25,028,662
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.21% 2/6/2026 (c)(d)	4.21	24,000,000	24,008,174
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.31% 4/2/2026 (c)(d)	4.31	27,500,000	27,510,112
National Australia Bank Ltd U.S. SOFR Index + 0.27%, 4.32% 8/13/2026 (c)(d)	4.32	27,000,000	27,000,265
National Bank of Canada U.S. SOFR Index + 0.25%, 4.26% 12/17/2025 (c)(d)	4.26	28,000,000	28,002,397
National Bank of Canada U.S. SOFR Index + 0.33%, 4.34% 8/14/2026 (c)(d)	4.34	27,500,000	27,499,953
National Bank of Canada yankee 4.31% 1/16/2026	4.50	28,000,000	27,850,743
Nordea Bank Abp U.S. SOFR Index + 0.25%, 4.26% 7/14/2026 (c)(d)	4.26	27,000,000	27,000,224
Nordea Bank Abp U.S. SOFR Index + 0.26%, 4.27% 8/4/2026 (c)(d)	4.27	27,000,000	26,998,812
Royal Bank of Canada 3.95% 3/25/2026	4.03	25,000,000	24,683,695
Svenska Handelsbanken AB U.S. SOFR Index + 0.3%, 4.31% 10/19/2026 (c)(d)	4.31	27,000,000	26,993,002
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.46% 4/27/2026 (c)(d)	4.46	22,000,000	22,025,826
Toronto Dominion Bank yankee 3.85% 5/4/2026	3.93	27,000,000	26,543,789
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.45% 4/10/2026 (c)(d)	4.45	15,000,000	15,011,748
TOTAL COMMERCIAL PAPER (Cost $430,807,784)			430,901,401

U.S. Treasury Obligations - 19.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026	3.90	356,500,000	355,294,239
US Treasury Bills 0% 12/11/2025	4.24	400,000,000	399,565,000
US Treasury Bills 0% 5/7/2026	3.75	255,000,000	250,930,886
US Treasury Notes 3.5% 9/30/2026	3.73 to 4.36	301,000,000	300,572,014
US Treasury Notes 4.25% 1/31/2026	4.17 to 5.02	66,500,000	66,532,470
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,371,735,380)			1,372,894,609

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $414,846,825)	4.02	414,816,736	414,899,699

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $7,107,141,833)	7,123,493,863
NET OTHER ASSETS (LIABILITIES) - 0.4%	27,992,844
NET ASSETS - 100.0%	7,151,486,707

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,248,007,488 or 17.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,064,475,193	754,250,819	1,403,830,507	8,803,061	4,194	-	414,899,699	414,816,736	0.7%
Total	1,064,475,193	754,250,819	1,403,830,507	8,803,061	4,194	-	414,899,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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